Share-based payment arrangements (Details 4) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 LTIP USD ($) component	Dec. 31, 2014 LTIP CHF	Dec. 31, 2013 LTIP USD ($) component	Dec. 31, 2013 LTIP CHF	Dec. 31, 2012 LTIP USD ($) component	Dec. 31, 2012 LTIP CHF	Dec. 31, 2014 LTIP Equity-Settled Awards USD ($)	Dec. 31, 2014 LTIP Cash-Settled Awards	Dec. 31, 2014 LTIP 2014, 2013 and 2012 Launches	Dec. 31, 2013 LTIP 2014, 2013 and 2012 Launches	Dec. 31, 2012 LTIP 2014, 2013 and 2012 Launches
Share-based Compensation Arrangement by Share-based Payment Award
Number of components under long-term incentive plan (LTIP)	2	2	2	2	2	2
Period of weighted cumulative earnings per share performance									3 years	3 years	3 years
Percentage of cumulative earnings per share performance of the first year's result									33.00%	33.00%	33.00%
Percentage of cumulative earnings per share performance of the second year's result									67.00%	67.00%	67.00%
Percentage of cumulative earnings per share performance of the third year's result									100.00%	100.00%	100.00%
Limit on the actual number of shares received after the evaluation period, as a percentage of the conditional grant									200.00%	200.00%	200.00%
Percentage of the value of shares that can be received in cash under the share price performance component (as a percent)	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%
Percentage of the value of shares that can only be received in shares under the retention component (as a percent)							70.00%
Percentage of the value of shares that the participant contractually receives in cash (as a percent)								30.00%
Summary of the activity related to share-based compensation arrangements.
Beginning of period (in number of shares)	2.8	2.8					1.7	1.1
Granted (in number of shares)	1.0	1.0					0.6	0.4
Vested (in number of shares)	(0.6)	(0.6)					(0.5)	(0.1)
Expired (in number of shares)	(0.3)	(0.3)						(0.3)
Forfeited (in number of shares)	(0.2)	(0.2)					(0.1)	(0.1)
End of period (in number of shares)	2.7	2.7	2.8	2.8			1.7	1.0
Weighted-average grant-date fair value of shares Nonvested at beginning of period (in Swiss francs per share)		17.65
Weighted-average grant-date fair value of shares Granted (in Swiss francs per share)		20.35		20.92		15.21
Weighted-average grant-date fair value of shares Vested (in Swiss francs per share)		20.85
Weighted-average grant-date fair value of shares Expired (in Swiss francs per share)		8.76
Weighted-average grant-date fair value of shares Forfeited (in Swiss francs per share)		15.71
Weighted-average grant-date fair value of shares Nonvested at end of period (in Swiss francs per share)		18.85		17.65
Unrecognized compensation cost at end of period							$ 12
Weighted average period over which unrecognized share-based compensation costs are expected to be reported							2 years 1 month 6 days
Aggregate fair value of shares, at the dates of grant	22		22		22
Grant-date fair value of shares vested	$ 15